SECURED CONVERTIBLE DEBENTURES, NET (Narrative) (Details) - USD ($)			1 Months Ended					3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jan. 04, 2017	Dec. 29, 2016	Nov. 29, 2018	Sep. 30, 2018	Oct. 26, 2017	Apr. 30, 2017	Jan. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Jan. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 24, 2018	Oct. 31, 2017
Debt Instrument [Line Items]
Proceeds from the sale of stock						$ 4,566,405	$ 3,830,000				$ 7,228,709			$ 4,020,401
Stock issued for reimbursement of expenses, shares													100,000
Exercise price of warrants													$ 5.00	$ 10.00	$ 7.50
Common Stock, shares authorized													259,000,000	259,000,000
Amortization of debt discount and deferred financing costs									$ 482,588			$ 918,254	$ 1,026,220	$ 1,082,829
Value assigned to conversion feature						1,405,540
Chardan Capital Markets, LLC [Member]
Debt Instrument [Line Items]
Fee percentage of proceeds		4.00%
Series A1 Debentures [Member]
Debt Instrument [Line Items]
Debenture principal amount						3,408,629
Proceeds from the sale of stock						4,639,629
Series A1 Warrants [Member]
Debt Instrument [Line Items]
Debenture principal amount						1,288,000
Series A2 Warrants [Member]
Debt Instrument [Line Items]
Debenture principal amount						2,856,108
Series A2 Debentures [Member]
Debt Instrument [Line Items]
Debenture principal amount						1,405,540
Proceeds from the sale of stock						4,261,684
Series B Warrants [Member]
Debt Instrument [Line Items]
Proceeds used to satisfy put obligation						2,500,000
Series A1 and A2 Debentures [Member]
Debt Instrument [Line Items]
Debenture principal amount			$ 6,545,157
Percentage of conversion shares issuable			50.00%
Percentage of prepayment penalty			10.00%
Series B1 Warrants [Member]
Debt Instrument [Line Items]
Exercise price of warrants													$ 3.00
Exercise period of warrants			5 years										5 years
Series B1 Warrants [Member] | Minimum [Member]
Debt Instrument [Line Items]
Exercise price of warrants													$ 1.40
Warrant One [Member]
Debt Instrument [Line Items]
Warrants to purchase shares of common stock, number of shares of common stock													277,500
Maturity date													Apr. 21, 2022
Warrant One [Member] | Chardan Capital Markets, LLC [Member]
Debt Instrument [Line Items]
Exercise price of warrants																$ 3.75
Warrants to purchase shares of common stock, number of shares of common stock																129,176
Warrant Two [Member]
Debt Instrument [Line Items]
Warrants to purchase shares of common stock, number of shares of common stock													813,362
Maturity date													Oct. 27, 2022
Warrant Two [Member] | Chardan Capital Markets, LLC [Member]
Debt Instrument [Line Items]
Exercise price of warrants																$ 4.49
Warrants to purchase shares of common stock, number of shares of common stock																54,161
Common Class A [Member]
Debt Instrument [Line Items]
Stock issued, shares	761,905			100,000									100,000
Stock issued for reimbursement of expenses, shares										225,000
Exercise price of warrants																$ 1.40
Conversion price																$ 1.40
Common Stock, shares authorized								250,000,000			250,000,000		250,000,000	250,000,000
Common Class A [Member] | Chardan Capital Markets, LLC [Member]
Debt Instrument [Line Items]
Exercise price of warrants		$ 6.50
Warrants to purchase shares of common stock, number of shares of common stock		76,190
Common Class A [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Exercise price of warrants	$ 7.00
Warrants to purchase shares of common stock, number of shares of common stock	380,953
Common Class A [Member] | Series B Warrants [Member] | Minimum [Member]
Debt Instrument [Line Items]
Exercise price of warrants	$ 1.20
Common Class A [Member] | Series B1 Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase shares of common stock, number of shares of common stock			1,090,862
Securities Purchase Agreements [Member]
Debt Instrument [Line Items]
Debenture principal amount						$ 5,000,000
Interest rate						12.50%
Securities Purchase Agreements [Member] | Affiliate of Noble [Member]
Debt Instrument [Line Items]
Debenture principal amount						$ 720,000
Warrants to purchase shares of common stock, number of shares of common stock						120,000
Securities Purchase Agreements [Member] | Three Broker-Dealers [Member]
Debt Instrument [Line Items]
Placement agent commissions						$ 276,700
Securities Purchase Agreements [Member] | Chardan Capital Markets, LLC [Member]
Debt Instrument [Line Items]
Placement agent commissions - cash					$ 149,021
Securities Purchase Agreements [Member] | Aspenwood [Member]
Debt Instrument [Line Items]
Placement agent commissions - cash					70,000
Securities Purchase Agreements [Member] | Series A1 Debentures [Member] | Greenshoe [Member]
Debt Instrument [Line Items]
Debenture principal amount					$ 2,000,000
Securities Purchase Agreements [Member] | Series A2 Warrants [Member] | Greenshoe [Member]
Debt Instrument [Line Items]
Stock issued, shares					630,030
Exercise price of warrants					$ 3.00
Warrants to purchase shares of common stock, number of shares of common stock					333,335
Securities Purchase Agreements [Member] | Series A2 Warrants [Member] | Minimum [Member] | Greenshoe [Member]
Debt Instrument [Line Items]
Exercise price of warrants					$ 1.40
Securities Purchase Agreements [Member] | Series A2 Debentures [Member]
Debt Instrument [Line Items]
Debenture principal amount					$ 5,180,157
Interest rate					12.50%
Maturity date					Apr. 21, 2020
Securities Purchase Agreements [Member] | Series A2 Debentures [Member] | Greenshoe [Member]
Debt Instrument [Line Items]
Debenture principal amount					$ 3,180,157
Securities Purchase Agreements [Member] | PA Warrants [Member] | Chardan Capital Markets, LLC [Member]
Debt Instrument [Line Items]
Stock issued, shares					160,000
Exercise price of warrants					$ 3.75
Exercise period of warrants					5 years 6 months
Securities Purchase Agreements [Member] | PA Warrants [Member] | Aspenwood [Member]
Debt Instrument [Line Items]
Stock issued, shares					23,337
Exercise price of warrants					$ 4.49
Exercise period of warrants					5 years 6 months
Securities Purchase Agreements [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Threshhold of ownership						20.00%
Securities Purchase Agreements [Member] | Common Class A [Member] | Colorado Financial Service Corporation [Member]
Debt Instrument [Line Items]
Exercise price of warrants						$ 3.75
Warrants to purchase shares of common stock, number of shares of common stock						7,700
Exercise period of warrants						5 years
Securities Purchase Agreements [Member] | Common Class A [Member] | Noble Capital Markets [Member]
Debt Instrument [Line Items]
Exercise price of warrants						$ 3.00
Warrants to purchase shares of common stock, number of shares of common stock						66,800
Exercise period of warrants						6 months
Securities Purchase Agreements [Member] | Common Class A [Member] | Chardan Capital Markets, LLC [Member]
Debt Instrument [Line Items]
Exercise price of warrants						$ 3.75
Warrants to purchase shares of common stock, number of shares of common stock						100,000
Exercise period of warrants						5 years
Securities Purchase Agreements [Member] | Common Class A [Member] | Series A1 Debentures [Member]
Debt Instrument [Line Items]
Exercise price of warrants						$ 3.00
Warrants to purchase shares of common stock, number of shares of common stock						833,337
Right to purchase an additional stock						$ 3,000,000
Exercise period of warrants						3 years
Premium exercise percentage during first year						120.00%
Premium exercise percentage during the remainder of the term						110.00%
Percentage of conversion shares issuable						50.00%
Securities Purchase Agreements [Member] | Common Class A [Member] | Series A1 Warrants [Member]
Debt Instrument [Line Items]
Exercise price of warrants						$ 3.00
Securities Purchase Agreements [Member] | Common Class A [Member] | Series A1 Warrants [Member] | Minimum [Member]
Debt Instrument [Line Items]
Exercise price of warrants						$ 1.40
Securities Purchase Agreements [Member] | Common Class A [Member] | Series A2 Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase shares of common stock, number of shares of common stock					863,365